MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Principal Amount		Value
CORPORATE BONDS: 91.6%
Aerospace/Defense: 0.5%
	Bombardier Inc
$150,000	6.000%, 10/15/22	$139,687
	TransDigm Inc
170,000	6.250%, 3/15/26	177,744
		317,431
Airlines: 0.7%
	Delta Air Lines Inc / SkyMiles IP Ltd
50,000	4.500%, 10/20/25	51,386
100,000	4.750%, 10/20/28	103,976
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
150,000	6.500%, 6/20/27	156,563
	United Airlines Holdings Inc
175,000	4.250%, 10/1/22	162,094
		474,019
Automotive & Auto Parts: 3.7%
	Adient US LLC
200,000	9.000%, 4/15/25	220,875
	American Axle & Manufacturing Inc
290,000	6.250%, 4/1/25	287,014
	Clarios Global LP / Clarios US Finance Co
100,000	6.250%, 5/15/26	105,042
125,000	8.500%, 5/15/27	129,269
	Dana Inc
150,000	5.500%, 12/15/24	153,375
	Ford Motor Co
550,000	9.000%, 4/22/25	631,287
	Ford Motor Credit Co LLC
200,000	4.250%, 9/20/22	202,060
450,000	5.113%, 5/3/29	461,812
	Meritor Inc
25,000	6.250%, 6/1/25	26,188
	PM General Purchaser LLC
75,000	9.500%, 10/1/28	77,931
	Winnebago Industries Inc
50,000	6.250%, 7/15/28	52,844
		2,347,697
Banking: 2.0%
	Deutsche Bank AG
400,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,3]	382,639
	Dresdner Funding Trust I
250,000	8.151%, 6/30/31	364,630
	Natwest Group PLC
300,000	2.540% (3 Month LIBOR USD + 2.320%), 12/30/67 [1,2]	285,771
	UniCredit SPA
200,000	7.296% (5 Year Mid Swap Rate USD + 4.914%), 4/2/34 [1,3]	230,138
		1,263,178
Broadcasting: 4.5%
	Belo Corp
125,000	7.750%, 6/1/27	142,378
50,000	7.250%, 9/15/27	55,428
	Diamond Sports Group LLC / Diamond Sports Finance Co
175,000	5.375%, 8/15/26	124,235
	Gray Television Inc
150,000	5.125%, 10/15/24	153,281
425,000	5.875%, 7/15/26	441,734
25,000	7.000%, 5/15/27	27,135
	iHeartCommunications Inc
175,000	8.375%, 5/1/27	172,693
	Netflix Inc
100,000	4.875%, 4/15/28	111,913
150,000	4.875%, 6/15/30	171,281
	Nexstar Broadcasting Inc
50,000	5.625%, 7/15/27	52,597
175,000	4.750%, 11/1/28	178,684
	Scripps Escrow Inc
475,000	5.875%, 7/15/27	458,969
	Sinclair Television Group Inc
75,000	5.875%, 3/15/26	74,142
100,000	5.125%, 2/15/27	93,500
	Sirius XM Radio Inc
150,000	4.625%, 7/15/24	155,344
	TEGNA Inc
275,000	4.625%, 3/15/28	269,582
150,000	5.000%, 9/15/29	148,266
		2,831,162
Building Materials: 2.5%
	Beacon Roofing Supply Inc
250,000	4.875%, 11/1/25	245,454
	BMC East LLC
125,000	5.500%, 10/1/24	128,672
	Cornerstone Building Brands Inc
225,000	6.125%, 1/15/29	228,603
	Forterra Finance LLC / FRTA Finance Corp
100,000	6.500%, 7/15/25	105,842
	New Enterprise Stone & Lime Co Inc
300,000	6.250%, 3/15/26	309,563
	SRS Distribution Inc
150,000	8.250%, 7/1/26	160,659
	WESCO Distribution Inc
150,000	7.125%, 6/15/25	163,594
250,000	7.250%, 6/15/28	274,270
		1,616,657
Cable/Satellite TV: 5.6%
	CCO Holdings LLC / CCO Holdings Capital Corp
25,000	5.375%, 5/1/25	25,750
325,000	5.500%, 5/1/26	338,050
25,000	5.875%, 5/1/27	26,272
100,000	5.000%, 2/1/28	105,100
150,000	5.375%, 6/1/29	162,734
100,000	4.750%, 3/1/30	106,000
75,000	4.500%, 5/1/32	78,375
	CSC Holdings LLC
200,000	5.375%, 2/1/28	211,750
200,000	7.500%, 4/1/28	220,987
200,000	5.750%, 1/15/30	212,751
200,000	4.625%, 12/1/30	201,777
	DISH DBS Corp
275,000	5.875%, 11/15/24	282,415
	Midcontinent Communications / Midcontinent Finance Corp
275,000	5.375%, 8/15/27	283,542
	Radiate Holdco LLC / Radiate Finance Inc
25,000	4.500%, 9/15/26	25,089
150,000	6.500%, 9/15/28	154,183
	UPC Holding BV
875,000	5.500%, 1/15/28	903,984
	Virgin Media Secured Finance PLC
200,000	5.500%, 8/15/26	208,875
		3,547,634
Capital Goods: 2.7%
	Amsted Industries Inc
250,000	4.625%, 5/15/30	258,594
	ATS Automation Tooling Systems Inc
125,000	6.500%, 6/15/23	126,706
	BCD Acquisition Inc
475,000	9.625%, 9/15/23	473,812
	Griffon Corp
200,000	5.750%, 3/1/28	209,246
	JB Poindexter & Co Inc
175,000	7.125%, 4/15/26	186,190
	Manitowoc Co Inc
275,000	9.000%, 4/1/26	284,625
	Park-Ohio Industries Inc
175,000	6.625%, 4/15/27	161,437
		1,700,610
Chemicals: 2.1%
	Blue Cube Spinco LLC
125,000	9.750%, 10/15/23	129,219
	Compass Minerals International Inc
150,000	6.750%, 12/1/27	162,253
	CVR Partners LP / CVR Nitrogen Finance Corp
300,000	9.250%, 6/15/23	278,281
	Koppers Inc
350,000	6.000%, 2/15/25	355,688
	Kraton Polymers LLC / Kraton Polymers Capital Corp
275,000	7.000%, 4/15/25	281,016
	Neon Holdings Inc
100,000	10.125%, 4/1/26	106,000
		1,312,457
Consumer-Products: 0.2%
	Energizer Holdings Inc
100,000	6.375%, 7/15/26	107,583

Containers: 0.8%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
400,000	5.250%, 8/15/27	408,000
	Berry Global Inc
75,000	4.875%, 7/15/26	78,828
		486,828
Diversified Financial Services: 4.9%
	Alliance Data Systems Corp
550,000	4.750%, 12/15/24	516,546
475,000	7.000%, 1/15/26	473,563
	CIT Group Inc
100,000	5.000%, 8/15/22	103,144
25,000	4.750%, 2/16/24	25,774
125,000	3.929% (SOFR + 3.827%), 6/19/24 [1,3]	126,131
	Fairstone Financial Inc
100,000	7.875%, 7/15/24	102,802
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.250%, 2/1/22	101,279
75,000	6.750%, 2/1/24	77,168
175,000	4.750%, 9/15/24	177,461
75,000	6.250%, 5/15/26	78,363
125,000	5.250%, 5/15/27	130,616
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
275,000	5.250%, 10/1/25	255,234
50,000	4.250%, 2/1/27	43,375
	LPL Holdings Inc
50,000	5.750%, 9/15/25	51,965
25,000	4.625%, 11/15/27	25,328
	Navient Corp
125,000	5.875%, 3/25/21	126,133
150,000	6.500%, 6/15/22	153,375
	OneMain Finance Corp
387,000	8.875%, 6/1/25	429,319
75,000	7.125%, 3/15/26	83,884
		3,081,460
Diversified Media: 1.5%
	Clear Channel Worldwide Holdings Inc
125,000	5.125%, 8/15/27	120,187
	Lamar Media Corp
50,000	3.750%, 2/15/28	49,844
25,000	4.000%, 2/15/30	25,047
	Match Group Holdings II LLC
50,000	5.625%, 2/15/29	54,053
50,000	4.125%, 8/1/30	50,664
	National CineMedia LLC
175,000	5.875%, 4/15/28	146,563
	Nielsen Co Luxembourg SARL
125,000	5.500%, 10/1/21	125,352
	Nielsen Finance LLC / Nielsen Finance Co
100,000	5.000%, 4/15/22	100,350
175,000	5.625%, 10/1/28	181,440
100,000	5.875%, 10/1/30	104,000
		957,500
Energy: 13.6%
	Antero Resources Corp
100,000	5.375%, 11/1/21	95,250
100,000	5.625%, 6/1/23	72,625
	Apache Corp
100,000	3.250%, 4/15/22	98,860
175,000	5.100%, 9/1/40	157,062
	Archrock Partners LP / Archrock Partners Finance Corp
150,000	6.250%, 4/1/28	141,750
	Berry Petroleum Co LLC
100,000	7.000%, 2/15/26	78,106
	Blue Racer Midstream LLC / Blue Racer Finance Corp
150,000	6.625%, 7/15/26	132,534
	Buckeye Partners LP
100,000	4.150%, 7/1/23	98,987
125,000	3.950%, 12/1/26	116,788
50,000	5.600%, 10/15/44	44,504
	Cenovus Energy Inc
175,000	5.375%, 7/15/25	168,671
50,000	5.250%, 6/15/37	43,173
150,000	5.400%, 6/15/47	126,892
	CITGO Petroleum Corp
325,000	6.250%, 8/15/22	323,310
200,000	7.000%, 6/15/25	197,625
	Consolidated Energy Finance SA
150,000	4.000% (3 Month LIBOR USD + 3.750%), 6/15/22 [1]	141,500
350,000	6.875%, 6/15/25	319,590
	CrownRock LP / CrownRock Finance Inc
125,000	5.625%, 10/15/25	118,125
	DCP Midstream Operating LP
100,000	4.750%, 9/30/21	100,875
150,000	3.875%, 3/15/23	148,125
125,000	5.600%, 4/1/44	114,443
	Delek Logistics Partners LP / Delek Logistics Finance Corp
100,000	6.750%, 5/15/25	91,115
	EQM Midstream Partners LP
75,000	6.500%, 7/1/27	79,608
300,000	6.500%, 7/15/48	283,030
	Genesis Energy LP / Genesis Energy Finance Corp
200,000	5.625%, 6/15/24	170,966
175,000	7.750%, 2/1/28	152,213
	Global Partners LP / GLP Finance Corp
225,000	7.000%, 6/15/23	230,203
350,000	7.000%, 8/1/27	357,723
225,000	6.875%, 1/15/29	227,812
	Harvest Midstream I LP
325,000	7.500%, 9/1/28	324,188
	Holly Energy Partners LP / Holly Energy Finance Corp
150,000	5.000%, 2/1/28	146,531
	Laredo Petroleum Inc
75,000	9.500%, 1/15/25	44,765
175,000	10.125%, 1/15/28	103,670
	Matador Resources Co
300,000	5.875%, 9/15/26	251,348
	MEG Energy Corp
150,000	7.000%, 3/31/24	139,875
150,000	7.125%, 2/1/27	134,900
	Murphy Oil Corp
150,000	6.375%, 12/1/42	118,125
	Occidental Petroleum Corp
175,000	2.700%, 8/15/22	163,834
50,000	8.500%, 7/15/27	50,479
75,000	8.875%, 7/15/30	77,391
350,000	6.625%, 9/1/30	323,531
250,000	6.450%, 9/15/36	213,594
225,000	4.400%, 4/15/46	160,181
200,000	4.100%, 2/15/47	135,500
	PBF Holding Co LLC / PBF Finance Corp
250,000	6.000%, 2/15/28	168,231
	Rockies Express Pipeline LLC
225,000	4.950%, 7/15/29	219,094
175,000	4.800%, 5/15/30	171,390
	Southwestern Energy Co
200,000	6.450%, 1/23/25	194,250
125,000	7.500%, 4/1/26	122,500
75,000	8.375%, 9/15/28	73,836
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
50,000	7.500%, 10/1/25	50,296
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
125,000	4.250%, 11/15/23	124,076
	USA Compression Partners LP / USA Compression Finance Corp
100,000	6.875%, 9/1/27	99,331
	Western Midstream Operating LP
125,000	4.650%, 7/1/26	121,875
100,000	5.500%, 8/15/48	83,000
150,000	6.250%, 2/1/50	139,206
	WPX Energy Inc
100,000	5.250%, 10/15/27	101,669
150,000	4.500%, 1/15/30	147,747
		8,635,878
Environmental: 0.2%
	Covanta Holding Corp
125,000	5.000%, 9/1/30	126,319

Food & Drug Retail: 1.0%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
82,000	5.750%, 3/15/25	84,886
125,000	7.500%, 3/15/26	137,364
100,000	4.625%, 1/15/27	102,425
50,000	5.875%, 2/15/28	53,459
	Parkland Corp/Canada
150,000	6.000%, 4/1/26	157,406
100,000	5.875%, 7/15/27	105,313
		640,853
Food/Beverage/Tobacco: 3.4%
	Herbalife Nutrition Ltd / HLF Financing Inc
425,000	7.875%, 9/1/25	456,875
	JBS USA LUX SA / JBS USA Finance Inc
24,000	5.875%, 7/15/24	24,497
	Kraft Heinz Foods Co
100,000	3.000%, 6/1/26	102,880
175,000	5.000%, 7/15/35	201,935
125,000	4.375%, 6/1/46	128,823
	Performance Food Group Inc
50,000	5.500%, 10/15/27	51,591
	Pilgrim's Pride Corp
75,000	5.750%, 3/15/25	76,500
	Post Holdings Inc
100,000	5.500%, 12/15/29	107,128
175,000	4.625%, 4/15/30	180,250
	Sigma Holdco BV
200,000	7.875%, 5/15/26	203,963
	Simmons Foods Inc
350,000	5.750%, 11/1/24	351,276
	Vector Group Ltd
250,000	6.125%, 2/1/25	249,975
		2,135,693
Gaming: 2.7%
	Caesars Entertainment Inc
400,000	6.250%, 7/1/25	418,600
250,000	8.125%, 7/1/27	265,326
	Caesars Resort Collection LLC / CRC Finco Inc
50,000	5.750%, 7/1/25	51,625
	MGM Resorts International
250,000	6.750%, 5/1/25	262,401
	Scientific Games International Inc
325,000	5.000%, 10/15/25	327,234
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp
225,000	5.500%, 3/1/25	212,766
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp
175,000	7.750%, 4/15/25	185,553
		1,723,505
Healthcare: 9.5%
	AMN Healthcare Inc
275,000	5.125%, 10/1/24	282,534
125,000	4.625%, 10/1/27	128,359
	Avantor Inc
175,000	6.000%, 10/1/24	183,094
	Bausch Health Americas Inc
175,000	9.250%, 4/1/26	192,727
150,000	8.500%, 1/31/27	165,025
	Bausch Health Cos Inc
175,000	7.000%, 3/15/24	181,300
275,000	6.125%, 4/15/25	281,806
275,000	9.000%, 12/15/25	299,833
25,000	5.000%, 1/30/28	24,312
25,000	6.250%, 2/15/29	25,750
	Centene Corp
100,000	4.750%, 5/15/22	101,300
150,000	5.250%, 4/1/25	156,075
150,000	5.375%, 8/15/26	159,345
275,000	4.250%, 12/15/27	288,405
150,000	4.625%, 12/15/29	161,993
	DaVita Inc
225,000	4.625%, 6/1/30	230,608
225,000	3.750%, 2/15/31	217,361
	Encompass Health Corp
50,000	5.125%, 3/15/23	50,432
54,000	5.750%, 11/1/24	54,183
150,000	4.625%, 4/1/31	150,000
	HCA Inc
300,000	5.875%, 2/15/26	336,375
	LifePoint Health Inc
375,000	6.750%, 4/15/25	395,625
25,000	4.375%, 2/15/27	25,094
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
100,000	5.750%, 8/1/22	26,750
	Molina Healthcare Inc
75,000	5.375%, 11/15/22	78,516
	MPH Acquisition Holdings LLC
300,000	7.125%, 6/1/24	308,580
	MPT Operating Partnership LP / MPT Finance Corp
100,000	6.375%, 3/1/24	102,856
150,000	4.625%, 8/1/29	156,329
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA
275,000	7.375%, 6/1/25	279,641
	Sabra Health Care LP
125,000	5.125%, 8/15/26	135,332
	Select Medical Corp
150,000	6.250%, 8/15/26	156,231
	Tenet Healthcare Corp
300,000	4.625%, 7/15/24	301,800
175,000	7.500%, 4/1/25	188,373
150,000	5.125%, 5/1/25	151,582
	Verscend Escrow Corp
75,000	9.750%, 8/15/26	81,734
		6,059,260
Homebuilders/Real Estate: 6.1%
	AECOM
137,000	5.875%, 10/15/24	148,645
61,000	5.125%, 3/15/27	66,104
	Ashton Woods USA LLC / Ashton Woods Finance Co
100,000	6.625%, 1/15/28	100,750
	Brookfield Residential Properties Inc / Brookfield Residential US Corp
175,000	6.250%, 9/15/27	176,802
	Century Communities Inc
75,000	6.750%, 6/1/27	79,343
	GEO Group Inc
25,000	5.125%, 4/1/23	20,390
150,000	5.875%, 10/15/24	115,219
	HAT Holdings I LLC / HAT Holdings II LLC
200,000	5.250%, 7/15/24	208,810
300,000	6.000%, 4/15/25	319,965
200,000	3.750%, 9/15/30	201,500
	Howard Hughes Corp
125,000	5.375%, 8/1/28	125,249
	Iron Mountain Inc
300,000	5.250%, 7/15/30	313,312
	MasTec Inc
150,000	4.500%, 8/15/28	151,687
	Mattamy Group Corp
100,000	5.250%, 12/15/27	103,063
	Pike Corp
200,000	5.500%, 9/1/28	201,863
	PowerTeam Services LLC
125,000	9.033%, 12/4/25	132,266
	Service Properties Trust
50,000	5.000%, 8/15/22	49,846
50,000	4.500%, 6/15/23	49,128
200,000	4.350%, 10/1/24	181,375
	Shea Homes LP / Shea Homes Funding Corp
100,000	4.750%, 2/15/28	100,445
	Starwood Property Trust Inc
200,000	3.625%, 2/1/21	200,585
	Taylor Morrison Communities Inc
100,000	6.625%, 7/15/27	107,664
75,000	5.125%, 8/1/30	80,015
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
275,000	7.875%, 2/15/25	291,844
	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
150,000	6.000%, 4/15/23	151,125
	VICI Properties LP / VICI Note Co Inc
50,000	3.500%, 2/15/25	49,594
75,000	3.750%, 2/15/27	73,875
50,000	4.625%, 12/1/29	50,960
50,000	4.125%, 8/15/30	49,250
		3,900,674
Hotels: 0.1%
	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
75,000	5.875%, 10/1/28	75,000

Insurance: 0.5%
	Acrisure LLC / Acrisure Finance Inc
150,000	8.125%, 2/15/24	157,462
	GTCR AP Finance Inc
125,000	8.000%, 5/15/27	132,265
		289,727
Leisure: 0.3%
	Carnival Corp
100,000	10.500%, 2/1/26	110,937
	Viking Cruises Ltd
75,000	13.000%, 5/15/25	87,000
		197,937
Metals/Mining: 3.4%
	Cleveland-Cliffs Inc
100,000	9.875%, 10/17/25	111,750
275,000	6.750%, 3/15/26	280,156
50,000	5.875%, 6/1/27	46,563
	First Quantum Minerals Ltd
275,000	7.500%, 4/1/25	272,349
	Grinding Media Inc / Moly-Cop AltaSteel Ltd
125,000	7.375%, 12/15/23	126,875
	Hudbay Minerals Inc
240,000	7.625%, 1/15/25	244,665
100,000	6.125%, 4/1/29	99,375
	Novelis Corp
175,000	5.875%, 9/30/26	180,031
75,000	4.750%, 1/30/30	73,818
	Perenti Finance Pty Ltd
300,000	6.500%, 10/7/25	302,286
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25	47,906
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp
425,000	7.500%, 6/15/25	384,421
		2,170,195
Paper: 0.8%
	Enviva Partners LP / Enviva Partners Finance Corp
125,000	6.500%, 1/15/26	131,953
	Mercer International Inc
250,000	6.500%, 2/1/24	251,536
50,000	7.375%, 1/15/25	50,719
	Schweitzer-Mauduit International Inc
50,000	6.875%, 10/1/26	52,928
		487,136
Publishing/Printing: 0.5%
	Cimpress PLC
300,000	7.000%, 6/15/26	286,068

Restaurants: 0.8%
	1011778 BC ULC / New Red Finance Inc
100,000	3.875%, 1/15/28	102,049
	IRB Holding Corp
100,000	7.000%, 6/15/25	106,803
300,000	6.750%, 2/15/26	300,562
	Yum! Brands Inc
25,000	4.750%, 1/15/30	27,047
		536,461
Services: 1.4%
	ASGN Inc
100,000	4.625%, 5/15/28	100,581
	Garda World Security Corp
225,000	4.625%, 2/15/27	226,687
136,000	9.500%, 11/1/27	143,030
	H&E Equipment Services Inc
175,000	5.625%, 9/1/25	182,656
	Maxim Crane Works Holdings Capital LLC
125,000	10.125%, 8/1/24	127,045
	Sabre GLBL Inc
50,000	5.250%, 11/15/23	49,000
100,000	7.375%, 9/1/25	101,150
		930,149
Steel: 1.3%
	Allegheny Technologies Inc
175,000	7.875%, 8/15/23	179,413
	Big River Steel LLC / BRS Finance Corp
350,000	6.625%, 1/31/29	354,559
	Tms International Holding Corp
350,000	7.250%, 8/15/25	328,562
		862,534
Super Retail: 2.0%
	Abercrombie & Fitch Management Co
175,000	8.750%, 7/15/25	184,608
	Gap Inc
75,000	8.625%, 5/15/25	82,266
75,000	8.875%, 5/15/27	85,406
	L Brands Inc
150,000	6.625%, 10/1/30	153,000
125,000	6.750%, 7/1/36	122,734
	Levi Strauss & Co
225,000	5.000%, 5/1/25	230,625
	Macy's Retail Holdings LLC
300,000	3.450%, 1/15/21	297,750
	Wolverine World Wide Inc
125,000	6.375%, 5/15/25	132,422
		1,288,811
Technology: 2.8%
	CommScope Inc
75,000	6.000%, 3/1/26	78,286
	CommScope Technologies LLC
117,000	6.000%, 6/15/25	118,744
	Dell International LLC / EMC Corp
50,000	5.875%, 6/15/21	50,125
	j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc
500,000	6.000%, 7/15/25	520,650
	Logan Merger Sub Inc
125,000	5.500%, 9/1/27	126,678
	NCR Corp
100,000	5.000%, 10/1/28	100,267
75,000	5.250%, 10/1/30	75,141
	NortonLifeLock Inc
400,000	5.000%, 4/15/25	410,372
	Open Text Corp
100,000	3.875%, 2/15/28	101,328
	VeriSign Inc
175,000	4.625%, 5/1/23	176,221
29,000	4.750%, 7/15/27	30,794
		1,788,606
Telecommunications: 7.6%
	Altice Financing SA
200,000	5.000%, 1/15/28	194,513
	Altice France Holding SA
200,000	10.500%, 5/15/27	222,625
	Altice France SA
225,000	7.375%, 5/1/26	236,014
	CenturyLink Inc
150,000	5.125%, 12/15/26	154,327
200,000	4.000%, 2/15/27	203,456
	Consolidated Communications Inc
75,000	6.500%, 10/1/28	76,687
	Embarq Corp
150,000	7.995%, 6/1/36	177,705
	Frontier Communications Corp
75,000	8.500%, 4/1/26	75,675
725,000	8.000%, 4/1/27	723,641
	GCI LLC
150,000	6.625%, 6/15/24	161,265
350,000	4.750%, 10/15/28	355,253
	Hughes Satellite Systems Corp
200,000	6.625%, 8/1/26	217,152
	Intelsat Jackson Holdings SA
150,000	8.000%, 2/15/24	152,499
	Qwest Corp
75,000	6.750%, 12/1/21	79,231
175,000	7.250%, 9/15/25	201,223
	Sprint Capital Corp
125,000	6.875%, 11/15/28	156,484
100,000	8.750%, 3/15/32	146,481
	Sprint Corp
350,000	7.875%, 9/15/23	402,719
150,000	7.625%, 3/1/26	181,485
	Telecom Italia Capital SA
175,000	7.200%, 7/18/36	221,261
	Telesat Canada / Telesat LLC
150,000	4.875%, 6/1/27	151,076
250,000	6.500%, 10/15/27	252,150
	Zayo Group Holdings Inc
100,000	6.125%, 3/1/28	103,392
		4,846,314
Transportation Excluding Air/Rail: 0.2%
	XPO Logistics Inc
100,000	6.125%, 9/1/23	102,255

Utilities: 1.7%
	Calpine Corp
75,000	5.250%, 6/1/26	78,056
50,000	5.125%, 3/15/28	51,821
125,000	4.625%, 2/1/29	125,000
125,000	5.000%, 2/1/31	127,647
	Clearway Energy Operating LLC
125,000	5.750%, 10/15/25	131,576
175,000	5.000%, 9/15/26	180,435
50,000	4.750%, 3/15/28	51,672
	Drax Finco PLC
200,000	6.625%, 11/1/25	208,500
	Talen Energy Supply LLC
75,000	7.250%, 5/15/27	74,873
75,000	6.625%, 1/15/28	72,877
		1,102,457
TOTAL CORPORATE BONDS
(Cost $56,876,206)		58,230,048

BANK LOANS: 6.2%
Airlines: 0.3%
	Mileage Plus Holdings LLC
100,000	6.250% (3 Months LIBOR + 5.250%), 12/21/20 [1,4]	101,799
	SkyMiles IP Ltd
75,000	4.750%, 9/16/27 [1,4,5,6]	75,643
		177,442
Automotive & Auto Parts: 0.9%
	First Brands Group LLC
248,438	8.500% (2 Months LIBOR + 7.500%), 10/30/20 [1,4]	245,643
	IXS Holdings Inc
348,206	6.000% (3 Months LIBOR + 5.000%), 12/31/20 [1,4]	345,420
		591,063
Broadcasting: 0.2%
	iHeartCommunications Inc
124,688	4.750% (1 Month LIBOR + 4.000%), 10/30/20 [1,4]	120,427

Cable/Satellite TV: 0.5%
	Virgin Media Bristol LLC
150,000	3.500%, 1/31/29 [1,4,5,6]	147,820
	Ziggo Financing Partnership
150,000	2.652% (1 Month LIBOR + 2.500%), 10/15/20 [1,4]	144,750
		292,570
Diversified Financial Services: 0.4%
	Citadel Securities LP
250,000	2.906%, 2/27/26 [1,4,5,6]	248,908

Food/Beverage/Tobacco: 0.4%
	Froneri US Inc
299,250	2.397% (1 Month LIBOR + 2.250%), 10/30/20 [1,4]	288,296

Healthcare: 0.8%
	NMN Holdings III Corp
245,856	3.647% (1 Month LIBOR + 3.500%), 10/30/20 [1,4]	236,022
52,744	3.647% (1 Month LIBOR + 3.500%), 10/30/20 [1,4]	50,634
	Sedgwick Claims Management Services Inc
224,438	5.250% (1 Month LIBOR + 4.250%), 10/30/20 [1,4]	223,315
		509,971
Leisure: 0.3%
	Carnival Corp
199,500	8.500% (1 Month LIBOR + 7.500%), 10/30/20 [1,4]	202,770

Technology: 0.3%
	LogMeIn Inc
125,000	4.906% (1 Month LIBOR + 4.750%), 8/31/27 [1,4]	121,055
	Plantronics Inc
100,000	2.647% (1 Month LIBOR + 2.500%), 7/2/25 [1,4]	94,218
		215,273
Telecommunications: 1.9%
	Consolidated Communications Inc
75,000	5.750%, 10/31/27 [1,4,5,6]	74,391
	Intelsat Jackson Holdings SA
550,000	8.625%, 9/30/20 [4]	557,678
134,636	6.500% (3 Months LIBOR + 5.500%), 12/17/20 [1,4]	137,385
	Xplornet Communications Inc
249,375	4.897% (1 Month LIBOR + 4.750%), 10/30/20 [1,4]	245,636
	Zayo Group Holdings Inc
173,502	3.147% (1 Month LIBOR + 3.000%), 10/30/20 [1,4]	168,761
		1,183,851
Utilities: 0.2%
	Hamilton Projects Acquiror LLC
124,688	5.750% (3 Months LIBOR + 4.750%), 12/31/20 [1,4]	124,610

TOTAL BANK LOANS
(Cost $3,876,304)		3,955,181

TOTAL INVESTMENTS IN SECURITIES: 97.8%
(Cost $60,752,510)		62,185,229
Other Assets in Excess of Liabilities: 2.2%		1,382,554
TOTAL NET ASSETS: 100.0%		$63,567,783

LIBOR - London Interbank Offered Rate
SOFR- Secured Overnight Financing Rate
USD - United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Perpetual call date security. Date shown is next call date.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	All or a portion of the loan may be unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Muzinich U.S. High Yield Corporate Bond Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds[1]	$–	$58,230,048	$–	$58,230,048
Bank Loans[1]	–	3,955,181	–	3,955,181
Total Assets	$–	$62,035,229	$–	$62,185,229

[1] See the Schedule of Investments for the industry breakout.